SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Intangible assets, Amount	$ 5,969,549	$ 1,173,272
Intangible assets, Accumulated Amortization	504,912	117,900
Intangible assets, Net Amount	5,464,637	1,055,372
Patents and Trademarks [Member]
Intangible assets, Amount	417,598	264,321
Intangible assets, Accumulated Amortization	47,628	23,671
Intangible assets, Net Amount	$ 369,970	$ 240,650
Patents and Trademarks [Member] | Minimum [Member]
Intangible assets, Useful Lives (years)	7 years	7 years
Patents and Trademarks [Member] | MaximumMember
Intangible assets, Useful Lives (years)	15 years	15 years
Customer Contracts [Member]
Intangible assets, Amount	$ 611,119	$ 611,119
Intangible assets, Accumulated Amortization	108,096	62,262
Intangible assets, Net Amount	$ 503,023	$ 548,857
Intangible assets, Useful Lives (years)	10 years	10 years
Sensum License [Member]
Intangible assets, Amount	$ 234,545	$ 272,545
Intangible assets, Accumulated Amortization	44,091	31,250
Intangible assets, Net Amount	$ 190,454	$ 241,295
Intangible assets, Useful Lives (years)	10 years	10 years
VeseleTrademark [Member]
Intangible assets, Amount	$ 25,287	$ 25,287
Intangible assets, Accumulated Amortization	3,097	717
Intangible assets, Net Amount	$ 22,190	$ 24,570
Intangible assets, Useful Lives (years)	10 years	10 years
SensumMfg Contract [Member]
Intangible assets, Amount	$ 4,681,000	$ 272,545
Intangible assets, Accumulated Amortization	302,000	31,250
Intangible assets, Net Amount	$ 4,379,000	$ 241,295
Intangible assets, Useful Lives (years)	10 years	10 years